INCOME TAX (Details 1)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of income tax expense:
Income tax benefit computed at federal statutory tax rate	34.00%	34.00%
State taxes, net of federal benefit	2.80%	(14.80%)
Non-deductible items	(14.90%)	(139.20%)
General business credits and other credits	1.20%	(10.20%)
Change in valuation allowance	(22.50%)	130.50%
Other	(0.60%)	(0.30%)
Effective tax rate	0.00%	0.00%